Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.29000%	15-Feb-12
Class A-2 Notes	$276,800,000.00	0.620%	15-Jul-13
Class A-3 Notes	$335,300,000.00	0.970%	15-Jan-15
Class A-4 Notes	$191,990,000.00	1.650%	15-May-16
Class B Notes	$33,440,000.00	2.380%	15-Jul-16
Class C Notes	$22,290,000.00	2.620%	15-Oct-16
Class D Notes	$22,290,000.00	3.210%	15-Jul-17
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$392,985.85

Principal:
Principal Collections	$6,039,926.91
Prepayments in Full	$1,882,292.20
Liquidation Proceeds	$17,334.44
Recoveries	$30,665.21
Sub Total	$7,970,218.76
Collections	$8,363,204.61

Purchase Amounts:
Purchase Amounts Related to Principal	$270,101.96
Purchase Amounts Related to Interest	$1,025.49
Sub Total	$271,127.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,634,332.06

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$8,634,332.06
Servicing Fee	$91,233.22	$91,233.22	$0.00	$0.00	$8,543,098.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,543,098.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,543,098.84
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,543,098.84
Interest - Class A-4 Notes	$33,219.01	$33,219.01	$0.00	$0.00	$8,509,879.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,509,879.83
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$8,443,557.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,443,557.16
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$8,394,890.66
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,394,890.66
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$8,335,264.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,335,264.91
Regular Principal Payment	$7,457,630.05	$7,457,630.05	$0.00	$0.00	$877,634.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$877,634.86
Residuel Released to Depositor	$0.00	$877,634.86	$0.00	$0.00	$0.00
Total		$8,634,332.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,457,630.05
Total					$7,457,630.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,457,630.05	$38.84	$33,219.01	$0.17	$7,490,849.06	$39.01
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$7,457,630.05	$6.56	$207,833.93	$0.18	$7,665,463.98	$6.74

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$24,159,282.34	0.1258361	$16,701,652.29	0.0869923
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$102,179,282.34	0.0898587	$94,721,652.29	0.0833003

Pool Information
Weighted Average APR	4.656%	4.685%
Weighted Average Remaining Term	19.20	18.45
Number of Receivables Outstanding	14,985	14,427
Pool Balance	$109,479,865.76	$101,247,214.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$102,179,282.34	$94,721,652.29
Pool Factor	0.0898059	0.0830527

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$6,525,562.22
Targeted Overcollateralization Amount	$6,525,562.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,525,562.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	47

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		51	$22,995.74
(Recoveries)		107	$30,665.21
Net Losses for Current Collection Period			$(7,669.47)
Cumulative Net Losses Last Collection Period			$8,268,082.71
Cumulative Net Losses for all Collection Periods			$8,260,413.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.08)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.42%	353	$3,460,741.58
61-90 Days Delinquent	0.42%	38	$422,584.95
91-120 Days Delinquent	0.15%	13	$153,683.64
Over 120 Days Delinquent	1.11%	83	$1,119,687.08
Total Delinquent Receivables	5.09%	487	$5,156,697.25

Repossession Inventory:
Repossessed in the Current Collection Period		10	$115,211.71
Total Repossessed Inventory		16	$198,155.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8568%
Preceding Collection Period			0.0322%
Current Collection Period			(0.0873)%
Three Month Average			0.2672%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7848%
Preceding Collection Period			0.8275%
Current Collection Period			0.9288%
Three Month Average			0.8470%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer